Average Annual Total Returns - FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO - FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO - Fidelity Limited Term Municipal Income Fund	Mar. 01, 2025
Fidelity Advisor Limited Term Municipal Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(0.73%)
Past 5 years	0.20%
Past 10 years	0.78%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(0.73%)
Past 5 years	0.19%
Past 10 years	0.76%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	0.27%
Past 5 years	0.45%
Past 10 years	0.88%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	0.34%
Past 5 years	0.03%
Past 10 years	0.47%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(0.73%)
Past 5 years	0.20%
Past 10 years	0.80%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	2.33%
Past 5 years	1.04%
Past 10 years	1.33%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	2.38%
Past 5 years	1.09%
Since Inception	1.72%	[1]
LB015
Average Annual Return:
Past 1 year	1.05%
Past 5 years	0.99%
Past 10 years	2.25%
LB086
Average Annual Return:
Past 1 year	1.86%
Past 5 years	1.08%
Past 10 years	1.45%

[1]	A From October 2, 2018 .